UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21986

Hatteras Core Alternatives Institutional Fund, L.P.
(Exact name of registrant as specified in charter)

6601 Six Forks Road, Suite 340 Raleigh, North Carolina		27615
(Address of principal executive offices)		(Zip code)

David B. Perkins 6601 Six Forks Road, Suite 340 Raleigh, North Carolina 27615
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(919) 846-2324

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras Core Alternatives Institutional Fund, L.P.

Schedule of Investments - December 31, 2016 (unaudited)

Hatteras Core Alternatives Institutional Fund, L.P. (1)

Investment in Hatteras Master Fund, L.P., at value - 99.92%	$103,820,534
Other assets in excess of liabilities - 0.08%	84,002
Partners’ Capital — 100.00%	$103,904,536

(1)                                 Invests the majority of its assets in Hatteras Master Fund, L.P.

The Schedule of Investments of Hatteras Master Fund, L.P. is included below.

Hatteras Master Fund, L.P.

(a Delaware Limited Partnership)

Schedule of Investments - December 31, 2016 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS’ CAPITAL

Percentages are as follows:

		Cost	Fair Value
Investments in Adviser Funds and Securities - (100.19%)
Absolute Return - (3.90%)
Citadel Wellington, LLC (Class A) (a), (b), (c), (d)		$6,414,316	$16,991,015
D.E. Shaw Composite Fund, LLC (a), (b), (e)		494,681	831,427
Eton Park Fund, L.P. (a), (b), (e)		552,679	286,938
OZ Asia, Domestic Partners, L.P. (a), (b), (e)		617,669	387,244
Perry Partners, L.P. (a), (b), (e)		55,534	93,181
Pipe Equity Partners (a), (b), (e)		7,862,378	1,431,844
Pipe Select Fund, LLC (a), (b), (e)		3,428,366	3,173,767
Stark Investments, L.P. (a), (b), (e)		159,916	113,960
Stark Select Asset Fund, LLC (a), (b), (e)		284,412	256,632
Total Absolute Return		19,869,951	23,566,008

	Shares
Enhanced Fixed Income - (3.75%)
BDCM Partners I, L.P. (b), (e)		11,056,405	13,620,591
Drawbridge Special Opportunities Fund, L.P. (a), (b), (e)		192,875	283,336
Fortress VRF Advisors I, LLC (a), (b), (e)		236,958	96,327
Harbinger Capital Partners Fund I, L.P. (a), (b), (e)		4,552,148	1,487,694
Harbinger Class L Holdings (U.S.), LLC (a), (b), (e)		18,793	21,168
Harbinger Class LS Holdings I (U.S.) Trust (a), (b), (e)	2,458	6,226,158	828,360
Harbinger Class PE Holdings (U.S.) Trust (a), (b), (e)	3	391,346	222,068
Harbinger Credit Distressed Blue Line Fund, L.P. (a), (b), (c), (e)		12,326,927	5,391,575
Marathon Special Opportunities Fund, L.P. (a), (b), (e)		741,560	505,100
Prospect Harbor Designated Investments, L.P. (a), (b), (e)		58,403	163,865
Strategic Value Restructuring Fund, L.P. (a), (b), (e)		170	292
Total Enhanced Fixed Income		35,801,743	22,620,376

Opportunistic Equity - (26.29%)
Brenham Capital Fund, L.P. (a), (b)		5,000,000	5,315,980
Broadfin Healthcare Fund, L.P. (a), (b), (c)		7,075,872	14,913,731
Camcap Resources, L.P. (a), (b), (e)		491,057	52,884
Crosslink Crossover Fund IV, L.P. (a), (b), (e)		543,144	1,479,552

Crosslink Crossover Fund V, L.P. (a), (b), (e)		482,557	1,596,479
Crosslink Crossover Fund VI, L.P. (a), (b), (e)		6,590,208	9,952,748
EMG Investment, LLC (a), (b), (e)		809,853	2,677,868
Gavea Investment Fund II, L.P. (a), (b), (e)		7,831	107,066
Gavea Investment Fund III, L.P. (a), (b), (e)		123,327	1,784,694
Horseman Global Fund, L.P. (a), (b), (d)		5,000,000	3,567,402
Hound Partners, L.P. (a), (b), (c)		10,904,664	15,392,514
Light Street Argon, L.P. (a), (b)		12,593,871	13,066,505
New Horizon Opportunities Fund, LLC (a), (b), (f)		5,000,000	4,134,451
Passport Long Short Fund, L.P. (a), (b)		15,360,401	13,827,580
Sansar Capital Holdings, Ltd. (a), (b), (e)		116,412	44,039
SR Global Fund, L.P. (Japan), Class H (a), (b)		11,578,585	11,665,646
Teng Yue Partners Fund, L.P. (a), (b), (c)		9,734,712	16,361,320
The Raptor Private Holdings, L.P. (a), (b), (e)		169,182	131,244
Tybourne Equity (US) Fund, Class A (a), (b) (c), (d)		13,704,847	20,724,808
Valiant Capital Partners, L.P. (a), (b), (c), (e)		590,751	890,705
Viking Global Equities, L.P. (a), (b), (c)		10,423,166	20,403,274
WCP Real Estate Strategies Fund, L.P. (a), (b), (e)		827,859	682,893
Total Opportunistic Equity		117,128,299	158,773,383

	Shares/Contracts
Private Investments - (64.24%)
Investments in Adviser Funds
ABRY Advanced Securities Fund, L.P. (a), (b)		193,557	113,362
ABRY Advanced Securities Fund III, L.P. (a), (b)		1,247,048	1,384,915
ABRY Partners VI, L.P. (a), (b)		1,436,415	2,252,143
ABRY Partners VII, L.P. (a), (b)		2,906,830	3,162,707
ABRY Partners VIII, L.P. (a), (b)		2,288,522	2,277,499
Accel-KKR Capital Partners III, L.P. (a), (b)		5,710,158	5,406,484
Accel-KKR Capital Partners IV, L.P. (b)		2,088,376	2,105,011
ACM Opportunities Fund, L.P. (a), (b)		3,000,000	3,962,320
Angeles Equity Partners I, L.P. (b)		282,044	204,792
Arclight Energy Partners Fund IV, L.P. (b)		1,271,697	650,608
Arclight Energy Partners Fund V, L.P. (a), (b)		3,616,050	2,813,485
Ascendent Capital Partners I, L.P. (b)		1,722,618	1,996,680
BDCM Opportunity Fund II, L.P. (b)		3,967,260	7,021,818
Benson Elliot Real Estate Partners II, L.P. (a), (b)		4,236,041	1,240,856
Cadent Energy Partners II, L.P. (b)		5,385,439	4,760,980
Canaan Natural Gas Fund X, L.P. (a), (b)		6,152,301	1,553,928
CDH Fund IV, L.P. (b)		3,368,823	5,586,139
CDH Venture Partners II, L.P. (b)		3,562,330	4,689,285
China Special Opportunities Fund III, L.P. (b)		5,766,961	7,758,089
Claremont Creek Ventures, L.P. (a), (b)		1,831,260	1,215,448
Claremont Creek Ventures II, L.P. (a), (b)		3,097,775	3,764,021
Colony Investors VII, L.P. (a), (b)		2,710,480	546,400
Colony Investors VIII, L.P. (b)		7,178,583	1,311,186
CX Partners Fund Limited (b)		4,599,604	7,524,000
Dace Ventures I, L.P. (a), (b)		2,298,721	1,158,213
Darwin Private Equity I, L.P. (b)		4,738,994	1,551,287
ECP IHS (Mauritius) Limited (a), (b), (f)		7,203,981	8,710,803
EMG AE Permian Co-Investment, L.P. (a), (b)		3,000,000	1,762,471

EMG Ascent 2016, LP. (a), (b)	4,204,064	5,168,077
EnerVest Energy Institutional Fund X-A, L.P. (a), (b)	2,177,100	1,140,830
EnerVest Energy Institutional Fund XI-A, L.P. (a), (b)	6,173,794	5,059,780
ENR Partners, L.P. (a), (b)	964,015	984,309
Fairhaven Capital Partners, L.P. (a), (b)	4,925,257	5,148,784
Falcon Sovereign, L.P. (a), (b)	3,469,336	4,221,198
Florida Real Estate Value Fund, L.P. (b)	351,027	1,749,962
Forum European Realty Income III, L.P. (b)	3,631,100	1,891,771
Garrison Opportunity Fund, LLC (a), (b)	—	986,139
Garrison Opportunity Fund II A, LLC (a), (b)	—	1,621,508
Glade Brook Private Investors II, LP (a), (b)	4,172,778	4,527,107
GB Private Opportunities Fund, (a), (b)	4,087,274	4,401,698
Great Point Partners I, L.P. (b)	1,473,620	836,678
Greenfield Acquisition Partners V, L.P. (b)	2,497,319	600,810
GTIS Brazil Real Estate Fund, L.P. (a), (b)	6,734,369	6,821,733
Halifax Capital Partners II, L.P. (a), (b)	1,742,477	1,166,575
Halifax Capital Partners III, L.P. (a), (b)	2,008,417	1,101,341
Hancock Park Capital III, L.P. (a), (b)	904,413	1,640,407
Healthcor Partners Fund, L.P. (a), (b), (c)	3,761,687	4,414,806
Hillcrest Fund, L.P. (a), (b), (d)	3,096,383	1,470,316
Intervale Capital Fund, L.P. (a), (b)	2,173,723	1,253,574
IP Fashion Holdings PTE, LTD (a), (b), (g)	1,545,000	—
J.C. Flowers II, L.P. (b)	8,954,945	9,448,986
J.C. Flowers III, L.P. (b)	5,833,811	6,086,864
Lagan River, L.P. (a), (b), (d)	2,791,634	1,982,405
LC Fund V, L.P. (b), (d)	3,118,227	4,501,957
Light Street SPVH, L.P. (a), (b)	2,000,000	1,811,907
Lighthouse Capital Partners VI, L.P. (a), (b)	380,682	412,583
Lyfe Capital Fund, L.P. (a), (b), (d)	2,162,457	2,005,151
Merit Energy Partners F-II, L.P. (a), (b)	1,156,832	764,843
Mid Europa Fund III, L.P. (b)	5,063,369	4,081,891
Midstream & Resources Follow-On Fund, L.P. (b)	1,624,459	4,663,379
Monomoy Capital Partners II, L.P. (a), (b)	4,275,871	2,539,538
Natural Gas Partners VIII, L.P. (b)	—	159,662
Natural Gas Partners IX, L.P. (b)	2,483,761	1,047,669
New Horizon Capital III, L.P. (b)	3,471,401	5,469,865
NGP Energy Technology Partners, L.P. (a), (b)	749,410	555,199
NGP Energy Technology Partners II, L.P. (b)	4,521,523	3,047,715
NGP Midstream & Resources, L.P. (b)	4,147,685	4,967,154
NGP Natural Resources X, L.P. (b)	1,930,044	1,500,197
NGP Natural Resources XI, L.P. (b)	1,419,242	1,475,565
Northstar Equity Partners III Limited (b), (d)	3,501,264	3,288,892
OCM Mezzanine Fund II, L.P. (a), (b)	382,661	519,248
Octave Japan Infrastructure Fund 1 (a), (b), (h)	1,275,460	1,522,265
ORBIS Real Estate Fund I, L.P. (a), (b)	2,916,228	1,481,703
Orchid Asia IV, L.P. (b)	2,752,289	2,065,246
Parmenter Realty Fund IV, L.P. (b)	2,402,722	2,399,911
Patron Capital III, L.P. III (a), (b)	4,498,279	2,527,047
Pearlmark Mezzanine Realty Partners III, LLC (b)	2,260,209	1,534,729
Pennybacker II, L.P. (b)	736,972	311,371

Phoenix Asia Real Estate Investments II, L.P (a), (b), (d)		2,851,123	2,690,448
Pine Brook Capital Partners, L.P. (b)		8,131,270	5,969,326
Private Equity Investment Fund V, L.P. (a), (b)		13,078,845	6,628,115
Private Equity Investors Fund IV, L.P. (a), (b)		2,246,341	948,291
Private Investors III, LLC (a), (b)		3,039,176	2,961,851
Quantum Energy Partners IV, L.P. (a), (b)		5,476,484	3,775,297
Quantum Energy Partners V, L.P. (a), (b)		9,350,769	11,866,826
Rockwood Capital Real Estate Partners Fund VII, L.P. (b)		4,153,895	2,065,305
Roundtable Healthcare Management III, L.P. (a), (b)		4,109,991	5,417,766
Roundtable Healthcare Partners II, L.P. (b)		—	181,272
Saints Capital VI, L.P. (b)		6,189,343	3,646,604
Sanderling Venture Partners VI Co-Investment Fund, L.P. (a), (b)		605,610	520,255
Sanderling Venture Partners VI, L.P. (a), (b)		853,294	834,893
SBC Latin America Housing US Fund, L.P. (a), (b)		3,042,106	3,665,228
Sentient Global Resources Fund III, L.P. (a), (b)		12,507,019	13,118,130
Sentient Global Resources Fund IV, L.P. (a), (b)		5,345,532	5,015,599
Silver Knight Investment LTD (b), (d)	19	652,819	1,055,570
Singerman Real Estate Opportunity Fund I, L.P. (b)		1,797,604	2,435,633
Sovereign Capital Limited Partnership III (b)		2,930,995	5,328,673
Square Mile Partners III, L.P. (b)		2,338,331	1,687,648
Sterling Capital Partners II, L.P. (a), (b)		1,561,279	566,302
Sterling Group Partners III, L.P. (a), (b)		4,988,559	6,031,755
Strategic Value Global Opportunities Fund I-A, L.P. (b)		2,192,448	889,769
Talara Opportunities III, L.P. (a), (b)		931,001	72,273
TDR Capital AS 2013, L.P. (a), (b)		6,184,080	7,432,778
Tenaya Capital V, L.P. (b)		3,146,622	3,073,905
The Column Group, L.P. (a), (b)		4,343,104	6,349,730
The Energy and Minerals Group Fund II, L.P. (b)		4,449,413	6,452,763
The Energy and Minerals Group Fund III, L.P. (b)		2,592,331	2,160,081
The Energy and Minerals Group Fund IV, L.P. (b)		1,156,700	1,278,215
The Founders Fund III, L.P. (a), (b)		4,713,540	16,983,897
The Founders Fund IV, L.P. (a), (b)		2,115,108	8,443,802
Tiger Global Investments Partners VI, L.P. (b), (d)		4,398,515	5,101,153
Tiger Global Investments Partners VII, L.P. (a), (b), (d)		2,025,050	2,487,390
Tiger Global Investments Partners X, L.P. (a), (b), (d)		30,000	12,900
TPF II, L.P. (a), (b)		1,841,864	311,119
Trivest Fund IV, L.P. (b)		3,305,056	3,751,040
Trivest Fund V, L.P. (a), (b)		1,454,447	1,252,686
True Ventures III, L.P. (a), (b)		2,193,024	2,771,044
Urban Oil and Gas Partners A-1, L.P. (a), (b)		6,874,263	1,300,000
Urban Oil and Gas Partners B-1, L.P. (b)		3,128,046	2,600,000
VCFA Private Equity Partners IV, L.P. (a), (b)		1,079,338	232,479
VCFA Venture Partners V, L.P. (a), (b)		3,094,544	2,022,931
Voyager Capital Fund III, L.P. (a), (b)		1,906,854	2,505,700
WCP Real Estate Fund I, L.P. (a), (b)		1,544,933	1,068,733
Westview Capital Partners II, L.P. (b)		3,461,580	3,709,475
Zero2IPO China Fund II, L.P. (a), (b)		3,726,974	3,738,952
Total Investments in Adviser Funds		398,905,678	387,278,877

Investments in Private Companies
Illumitex, Inc., Common Stock (a), (b)	1,331,167	1,000,000	—

Illumitex, Inc., Series A-1 Preferred Stock (a), (b)	2,404,160	499,369	608,785
Illumitex, Inc., Series X Preferred Stock (a), (b)	2,404,160	—	—
Total Investments in Private Companies		1,499,369	608,785

Investment in Private Company Call Options
Illumitex, Inc., Exercise Price $0.03, 10/24/2022 (a), (b)	553,352	—	—
Total Investment in Private Company Call Options		—	—
Total Private Investments		400,405,047	387,887,662

	Shares
Tactical Trading - (2.01%)
Investments in Adviser Funds
Black River Commodity Mulit-Strategy Fund, LLC (a), (b), (e)		267,759	9,142
Drawbridge Global Macro Fund, L.P. (a), (b), (e)		4,528	2,560
Hayman Capital Partners, L.P. (a), (b)		6,743,822	7,459,984
Ospraie Special Opportunities Fund, L.P. (a), (b), (e)		172,248	470,190
Touradji Private Equity Onshore Fund, Ltd. (a), (b), (d), (e)		1,847,985	382,275
Total Investments in Adviser Funds		9,036,342	8,324,151

Investments in Exchange Traded Funds

WisdomTree Japan Hedged Equity Fund	77,319	3,491,216	3,830,383
Total Investments in Exchange Traded Funds		3,491,216	3,830,383
Total Tactical Trading		12,527,558	12,154,534

Total Investments in Adviser Funds and Securities (cost $585,732,598)			605,001,963

Short-Term Investments - (3.56%)
Fidelity Money Market Government Portfolio - Institutional Class, 0.43% (i)	21,467,298	21,467,298	21,467,298
Total Short-Term Investments (cost $21,467,298)			21,467,298
Total Investments (cost $607,199,896) (103.75%)			626,469,261
Liabilities in excess of other assets (-3.75%)			(22,654,599)
Partners’ capital - (100.00%)			$603,814,662

(a)	-	Non-income producing.
(b)	-	Adviser Funds and securities that are issued in private placement transactions are restricted as to resale.
(c)	-

Securities held in custody by US Bank N.A., as collateral for a credit facility. The total cost and fair value of these investments as of December 31, 2016 was $74,936,942 and $115,483,748, respectively.

(d)	-	Domiciled in Cayman Islands
(e)	-	The Adviser Fund has imposed gates on or has restricted redemptions. The total cost and fair value of these investments as of December 31, 2016 was $62,302,079 and $49,459,708 respectively.
(f)	-	Domiciled in Mauritius
(g)	-	Domiciled in Republic of Singapore
(h)	-	Domiciled in Japan
(i)	-	The rate shown is the annualized 7-day yield as of December 31, 2016.

The Hatteras Master Fund, LP (the “Master Fund”) classifies its assets and liabilities that are reported at fair value, not valued using net asset value (“NAV”) as the practical expedient into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs may be used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

•  Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

•  Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Absolute Return	$—	$—	$—	$23,566,008	$23,566,008
Enhanced Fixed Income	—	—	—	22,620,376	22,620,376
Opportunistic Equity	—	—	—	158,773,383	158,773,383
Private Investments	—	—	608,785	387,278,877	387,887,662
Tactical Trading	3,830,383	—	—	8,324,151	12,154,534
Short-Term Investment	21,467,298	—	—	—	21,467,298
Total	$25,297,681	$—	$608,785	$600,562,795	$626,469,261

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Balances		Change in			Balances
	as of		Unrealized			as of
	March 31,	Net Realized	Appreciation/	Gross	Gross	December 31,
Level 3 Investments	2016	Gain (Loss)	(Depreciation)	Purchases	Sales	2016
Private Investments	$837,613	$—	$(228,828)	$—	$—	$608,785
Total Level 3 Investments	$837,613	$—	$(228,828)	$—	$—	$608,785

For the period ended December 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s policy to recognize transfers in and out of all Levels at the beginning of reporting period.

The change in unrealized appreciation/(depreciation) from Level 3 investments held at December 31, 2016 is ($228,828).

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of December 31, 2016:

Type of Level 3 Investment	Fair Value as of December 31, 2016	Valuation Techniques	Unobservable Input
Preferred Stock
Private Investments	608,785	Current value method	Recent round of financing
Total Level 3 Investments	$608,785

Adjustments to the NAV provided by the investment manager or administrator of the Adviser Funds would be considered if the practical expedient NAV was not as of the Master Fund’s measurement date; it was probable that the Adviser Fund would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Master Fund’s valuation procedures that the Adviser Fund is not being reported at fair value. No adjustments were made to the NAV provided by the investment manager or administrator of the Adviser Funds.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s Private Investment shares are based on the portfolio company’s most recent round of financing. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of the stock in these private companies held by the Master Fund would be lower.

The Master Fund’s valuation procedures have been approved by the Master Fund’s Board of Directors (the “Board”).  The valuation procedures are implemented by the investment manager of the Master Fund and the Master Fund’s third party administrator, which report to the Board.  For third-party information, the Master Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)  under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Core Alternatives Institutional Fund, L.P.

By (Signature and Title)*
/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	February 28, 2017

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	February 28, 2017

By (Signature and Title)*
/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	February 28, 2017

* Print the name and title of each signing officer under his or her signature.